COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments under debt obligations, non-cancelable operating leases and other purchase obligations

	Years ended December 31,
	2023	2024	2025	2026	2027	Thereafter	Total
USD Term Loans and EUR Term loans:
Principal payments	$—	$—	$—	$1,134,396	$—	$—	$1,134,396
Interest payments(1)	102,271	98,269	89,838	12,303	—	—	302,681
Senior Notes:
Principal payments	—	—	—	—	300,000	—	300,000
Interest payments	29,250	29,250	29,250	29,250	14,625	—	131,625
Revolver commitment fee	404	69	—	—	—	—	473
Operating lease payments on facilities leases	13,592	12,221	11,824	6,951	6,019	20,599	71,206
Minimum royalty guarantee payments to content suppliers	39,607	37,515	36,117	18,932	9,038	17,044	158,253
Technology purchase commitments	4,826	2,817	2,045	27	—	—	9,715
Other commitments	2,796	244	255	—	—	—	3,295
Total commitments	$192,746	$180,385	$169,329	$1,201,859	$329,682	$37,643	$2,111,644
(1)

These are estimated payments based on interest rate curves valued as of December 31, 2022. Rates used for the EUR Term Loans are 8.1% for 2023, 8.4% for 2024, 7.8% for 2025 and 7.9% for 2026. Rates used for the USD Term Loans are 9.4% for 2023, 8.6% for 2024, 7.8% for 2025 and 7.7% for 2026.